CONDENSED INTERIM CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustment - the Company [Member]	Retained earnings (accumulated deficit) [Member]	Total
Balance at Dec. 31, 2021	$ 6,796	$ 30,394	$ 1,222	$ 9,687	$ (12,342)	$ 35,757
Balance, shares at Dec. 31, 2021	23,301,653
Issuance of shares upon exercise of employee stock options	$ 3	16	0	0	0	19
Issuance of shares upon exercise of employee stock options, shares	8,334
Stock-based compensation	$ 0	58	0	0	0	58
Foreign currency translation adjustments- the Company	0	0	0	78	0	78
Comprehensive income (loss):
Net loss	0	0	0	0	(933)	(933)
Foreign currency translation adjustments	0	0	(791)	0	0	(791)
Balance at Jun. 30, 2022	$ 6,799	30,468	431	9,765	(13,275)	34,188
Balance, shares at Jun. 30, 2022	23,309,987
Balance at Dec. 31, 2022	$ 6,799	30,503	(758)	9,654	(8,511)	$ 37,687
Balance, shares at Dec. 31, 2022	23,309,987					23,309,987
Stock-based compensation	$ 0	1	0	0	0	$ 1
Foreign currency translation adjustments- the Company	0	0	0	21	0	21
Comprehensive income (loss):
Net loss	0	0	0	0	(1,600)	(1,600)
Foreign currency translation adjustments	0	0	663	0	0	663
Balance at Jun. 30, 2023	$ 6,799	$ 30,504	$ (95)	$ 9,675	$ (10,111)	$ 36,772
Balance, shares at Jun. 30, 2023	23,309,987					23,309,987